Discontinued Operations	9 Months Ended
Dec. 31, 2011
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Operation Disclosure [Text Block]

NOTE 6 – Discontinued Operations

The following table summarizes the financial position of the Local Partnerships that are classified as discontinued operations because the respective Local Partnerships were classified as assets held for sale or were sold. As of December 31, 2011, Abraham Lincoln Court, Paradise Arms, Mansion Court and Winding Ridge, which were sold during the nine months ended December 31, 2011, and Clear Horizons and United-Germano, which were classified as assets held for sale, were all classified as discontinued operations on the consolidated balance sheets. As of March 31, 2011, Paradise Arms, which was classified as an asset held for sale, was classified as discontinued operations on the consolidated balance sheets.

Consolidated Balance Sheets:

	December 31,	March 31,
	2011	2011

Assets
Property and equipment – less accumulated depreciation of $15,136,280 and $3,055,377, respectively	$5,737,579	$1,699,698
Cash and cash equivalents	177,071	0
Cash held in escrow	1,218,204	93,428
Other assets	178,339	6,250
Total assets	$7,352,681	$1,799,376

Liabilities
Mortgage notes payable	$7,183,664	$4,139,881
Accounts payable	266,275	16,308
Accrued interest payable	10,493,458	1,425,013
Security deposit payable	70,337	32,036
Due to local general partners and affiliates	38,372	0
Due to general partners and affiliates	41,375	20,000
Total liabilities	$18,093,481	$5,633,238

The following table summarizes the results of operations of the Local Partnerships that were classified as discontinued operations. For the three and nine months ended December 31, 2011, Martha Bryant, P&P, Colden Oaks and Brynview, which were sold during the year ended March 31, 2011, Abraham Lincoln Court, Paradise Arms, Mansion Court and Winding Ridge , which were sold during the nine months ended December 31, 2011, and Clear Horizons and United-Germano, which were classified as assets held for sale, were all classified as discontinued operations in the consolidated statements of operations. For the three and nine months ended December 31, 2010, Tasker, which was sold during the year ended March 31, 2010, Derby Run, which was sold during the nine months ended December 31, 2010, and Martha Bryant, P&P, Colden Oaks, Brynview, Abraham Lincoln Court, Paradise Arms, Mansion Court, Winding Ridge, Clear Horizons and United-Germano, in order to present comparable results to the nine months ended December 31, 2011, were all classified as discontinued operations in the consolidated statements of operations.

Consolidated Statements of Discontinued Operations:

	Three Months Ended		Nine Months Ended
	December 31,		December 31,
	2011	2010*	2011	2010*

Revenues

Rental income	$1,222,432	$2,016,491	$4,749,675	$7,052,526
Other	19,870	72,411	38,110	382,855
Gain on sale of properties (Note ##Note4)	2,683,269	-	2,217,179	1,815,882

Total revenue	3,925,571	2,088,902	7,004,964	9,251,263

Expenses
General and administrative	522,496	643,144	1,574,665	2,212,334
General and administrative-related parties (Note ##Note2)	19,206	57,794	149,884	222,268
Repairs and maintenance	309,034	481,579	1,099,747	1,599,705
Operating and other	102,421	249,223	458,051	854,449
Taxes	63,505	65,605	305,841	356,213
Insurance	46,439	69,402	168,653	239,257
Interest	234,074	505,804	800,373	1,750,619
Depreciation and amortization	233,607	418,509	816,861	1,442,008

Total expenses	1,530,782	2,491,060	5,374,075	8,676,853

Income (loss) from discontinued operations	$2,394,789	$(402,158)	$1,630,889	$574,410

Noncontrolling interest in (income) loss of subsidiaries from discontinued operations	(32,046)	4,025	(1,317,089)	(921,045)

Income (loss) from discontinued operation – Independence Tax Credit Plus LP II	$2,362,743	$(398,133)	$313,800	$(346,635)

Income (loss) – limited partners from discontinued operations	$2,339,115	$(394,152)	$310,662	$(343,169)

Number of BACs outstanding	58,928	58,928	58,928	58,928

Income (loss) from discontinued operations per BAC	$39.69	$(6.69)	$5.27	$(5.82)

* Reclassified for comparative purposes.

Cash Flows from Discontinued Operations:

	Nine Months Ended
	December 31,
	2011	2010*

Net cash (used in) provided by operating activities	$(1,494,480)	$57,493
Net cash provided by investing activities	$1,125,282	$99,330
Net cash used in financing activities	$(7,934)	$(469,105)

* Reclassified for comparative purposes.